Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill, Net [Abstract]
Schedule of Goodwill, Net
Amount
RMB
Balance as of December 31, 2022	454
Impairment loss (Note (a))	(454)
Balance as of December 31, 2023 and 2024	—

(a)	In March 2022, the Group acquired a 78% equity interest in Beijing Tuqiang Yunxia Technology Limited (“Tuqiang”). The excess of total consideration over net assets was recorded as goodwill which amounted to RMB454 at the acquisition date. Tuqiang business was ceased during the year ended December 31, 2023 and the related goodwill was fully impaired.